New Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred gain on sale of real estate	$ 712
Unrealized gain on investment in available for sale securities	24,042	$ 30,465	$ (9,391)
ASU 2016-01 | Cumulative Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gain on investment in available for sale securities	$ 45,116